Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity And Accumulated Other Comprehensive Income (Loss)
Stockholders’ Equity
In August 2011, the Company announced a $300.0 million three-year share repurchase program (the "SRP"). Under the SRP, the Company may repurchase its own shares of common stock through a combination of a 10b5-1 automatic trading plan, discretionary market purchases or in privately negotiated transactions. The SRP is authorized to run for a period of three years ending in August 2014. During 2011, the Company repurchased 3.4 million shares pursuant to the SRP for $46.1 million, and such shares were immediately retired.
During 2010, the Company executed a series of transactions pursuant to a Capital Structure Optimization Plan (the “Plan”) in order to simplify the Company’s capital structure, lower interest costs and reduce potential future dilution from the convertible notes due 2014 (the “Convertible Notes”) and the associated hedge and warrant transactions (see Footnotes 9 and 10 of the Notes to Consolidated Financial Statements). The Plan included the issuance of $550.0 million of 4.70% senior notes due 2020. The Company used the proceeds from the sale of the notes, cash on hand and short-term borrowings to fund the repurchase of $500.0 million of shares of its common stock through an accelerated stock buyback program; to complete a cash tender offer for any and all of the $300.0 million principal amount of outstanding 10.60% notes due 2019; and to exchange common stock and cash for any and all of the $345.0 million principal amount of outstanding Convertible Notes. In addition, the Plan contemplated the settlement of the convertible note hedge and warrant transactions entered into in connection with the issuance of the Convertible Notes in March 2009.
In connection with the Plan, on August 2, 2010, the Company entered into an accelerated stock buyback program (the “ASB”) with Goldman, Sachs & Co. (“Goldman Sachs”). Under the ASB, on August 10, 2010, the Company paid Goldman Sachs an initial purchase price of $500.0 million, and Goldman Sachs delivered to the Company approximately 25.8 million shares of common stock. The final number of shares that the Company purchased under the ASB was determined based on the average of the daily volume-weighted average share prices of the Company’s common stock from August 11, 2010 until March 21, 2011, subject to certain adjustments. Based on a calculated per share price of $17.95, Goldman Sachs delivered 2.0 million additional shares to the Company on March 24, 2011 in connection with the completion of the ASB, and such shares were immediately retired.
In connection with the Plan, on August 17, 2010, the Company commenced an exchange offer for its $345.0 million outstanding principal amount of Convertible Notes (the “Exchange Offer”). The Company offered to exchange 116.198 shares of its common stock and a cash payment of $160 for each $1,000 principal amount of Convertible Notes tendered in the Exchange Offer. Holders of the Convertible Notes exchanged $324.7 million principal amount of Convertible Notes in the Exchange Offer. The Company issued approximately 37.7 million shares of its common stock valued at $638.0 million and paid approximately $52.0 million of cash in exchange for the $324.7 million principal amount of Convertible Notes and retired the Convertible Notes received in the Exchange Offer. The value of the shares issued in connection with the Exchange Offer, $638.0 million, increased stockholders’ equity, and the value of the equity component of the Convertible Notes received and extinguished in the Exchange Offer, $334.4 million, reduced stockholders’ equity during 2010. See Footnote 9 for further information. The Company settled the convertible note hedge and warrant transactions with the counterparties and received $369.5 million from the counterparties for the value of the convertible note hedge and paid the counterparties $298.4 million for the warrants. See Footnote 10 for further information.
In 2011, the Company exchanged 2.3 million shares valued at $44.7 million and $3.1 million of cash in exchange for substantially all of the $20.3 million principal amount of Convertible Notes that remained outstanding after completion of the Exchange Offer. The $44.7 million value of the shares issued in connection with the transactions increased stockholders’ equity, and the value of the equity component of the Convertible Notes received and extinguished in the transactions, $25.8 million, reduced stockholders’ equity. See Footnote 9 for further information.

The following table displays the components of accumulated other comprehensive loss as of and for the year ended December 31, 2011 (in millions):

	Foreign Currency Translation Loss	Unrecognized Pension & Other Postretirement Costs, net of tax	Derivative Hedging Income (Loss), net of tax	Accumulated Other Comprehensive Loss
Balance at December 31, 2010	$(179.4)	$(425.4)	$(0.2)	$(605.0)
Current period change	(27.7)	(75.9)	1.6	(102.0)
Balance at December 31, 2011	$(207.1)	$(501.3)	$1.4	$(707.0)